Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combination

3. Business Combination

In 2024, the Group entered into share purchase agreements to purchase equity interest in several entities, of which major ones are described as follows. In accordance with ASC 805, the acquisition of those entities had been accounted for as a business combination. The Group has consolidated all of the relevant entities since their respective acquisitioin dates, and has incorporated the results of operations since the acquisition dates in the Group’s consolidated financial statements.

The Group purchased 65% of the common shares of Yonghui Yunjin Technology Co., Ltd. and two of its wholly-owned subsidiaries, Chongqing Yonghui Small Loan Co., Ltd. (“Yonghui Small Loan”) and Yonghui Qinghe Commercial Factoring (Chongqing) Co., Ltd. (“Yonghui Qinghe”) (together as “Yonghui Yunjin”) in 2024 for a total cash consideration of RMB382.8 million. As of December 31, 2024, the Group is able to control 65% of the voting rights of Yonghui Yunjin thus controlling Yonghui Yunjin.

The Group, through one of its subsidiaries, has entered into a deal to purchase common shares of PT Pratama Interdana Finance (“PIF”). As of December 31, 2024, the Group has paid cash consideration of IDR197.2 billion (around RMB89.4 million) and is entitled to 83.75% of interest in PIF. As of December 31, 2024, the Group is able to control 83.75% of the voting rights of PIF thus controlling PIF.

The allocation of the purchase price in aggregate is as follows:

	As of acquisition date	Amortization years
	RMB
Identifiable assets acquired
Identifiable intangible assets *	38,606	Indefinite
Cash	552,685
Deferred tax asset	26,237
Other asset	104,896
Identifiable liabilities assumed
Deferred tax liability	(8,940)
Other liability	(14,425)
Non-controlling interest	(222,941)
Total purchase price	476,118

*	The intangible assets mainly refers to the Micro-Lending License of Yonghui Small Loan and the Multi-finance License of PIF that qualify the “contractual-legal” criterion. They are recognized and measured at fair value.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)